Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Country Style Cooking Restaurant Chain Co., Ltd.
Entity Central Index Key	0001499934
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	104,404,831
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 36,816	229,367	327,546
Short-term investments	51,480	320,727	190,000
Due from related parties			100
Inventories	6,767	42,159	48,442
Prepaid rent	2,097	13,063	10,674
Prepaid expenses and other current assets	3,506	21,837	15,078
Deferred tax assets-current	124	771	3,216
Total current assets	100,790	627,924	595,056
Property and equipment, net	59,106	368,239	298,125
Goodwill	893	5,563	6,019
Deferred tax assets-non current	967	6,025	4,879
Deposits for leases	2,884	17,968	16,695
Total assets	164,640	1,025,719	920,774
Current liabilities:
Accounts payable	7,887	49,139	43,702
Deferred revenue	569	3,544	4,303
Due to related parties	4	25
Accrued payroll	3,810	23,734	22,764
Income taxes payable	1,194	7,437	17,554
Other current liabilities	7,484	46,627	34,778
Total current liabilities	20,948	130,506	123,101
Deferred rent-non current	3,472	21,631	15,610
Prepaid subscription	25	158	391
Advance receipts from depositary bank	529	3,296	3,768
Total liabilities	24,974	155,591	142,870
Equity:
Ordinary shares, par value $0.001, 1,000,000,000 shares authorized, 103,844,239 and 104,404,831 shares issued and outstanding as of December 31, 2011 and 2012, respectively	120	745	741
Additional paid-in capital	115,510	719,641	702,995
Retained earnings	25,372	158,068	82,432
Accumulated other comprehensive loss	(1,336)	(8,326)	(8,264)
Total equity	139,666	870,128	777,904
Total liabilities and equity	$ 164,640	1,025,719	920,774

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	104,404,831	103,844,239
Ordinary shares, shares outstanding	104,404,831	103,844,239

CONSOLIDATED STATEMENTS OF INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY		Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF INCOME
Revenue - restaurant sales	$ 190,753		1,188,412			1,019,553			745,939
Restaurant expenses:
Food and paper	86,476	[1]	538,754	[1]		474,094	[1]		345,054	[1]
Restaurant wages and related expenses	35,889	[1]	223,595	[1]		191,906	[1]		134,215	[1]
Restaurant rent expense	19,505		121,520			96,200			64,284
Restaurant utilities expense	11,587		72,188			65,626			46,746
Other restaurant operating expenses	7,596	[1]	47,318	[1]		43,817	[1]		24,311	[1]
Selling, general and administrative	11,585		72,178			67,198			32,330
Pre-opening expenses	1,893	[2]	11,791	[2]		15,993	[2]		5,906	[2]
Depreciation	9,536		59,411			38,274			21,288
Property and equipment impairment charges	2,218		13,820			6,396			2,087
Goodwill impairment	73		456		40	267		0
Total operating expenses	186,358		1,161,031			999,771			676,221
Income from operations	4,395		27,381			19,782			69,718
Interest income	3,527		21,976			17,226			3,465
Foreign exchange loss	(49)		(307)			(15,466)			(2,715)
Other income	3,179		19,808			9,403			6,893
Income before income taxes	11,052		68,858			30,945			77,361
Income tax benefit (expenses)	1,088		6,778			(37,895)			(14,551)
Net income (loss)	12,140		75,636			(6,950)			62,810
Net income (loss) attributable to shareholders	$ 12,140		75,636			(6,950)			62,810
Basic net income (loss) per share (in dollars per share)	$ 0.12		0.73			(0.07)			0.73
Diluted net income (loss) per share (in dollars per share)	$ 0.12		0.72			(0.07)			0.71
Basic weighted average ordinary shares outstanding (in shares)	104,115,531		104,115,531		103,584,016	103,584,016		68,124,712	68,124,712
Diluted weighted average ordinary shares outstanding (in shares)	105,040,410		105,040,410		103,584,016	103,584,016		70,503,794	70,503,794

[1]	[1] Since the first quarter of 2012, restaurant staff catering and welfare expenses have been reclassified from food and paper and other restaurant operating expense to the category of restaurant wages and related expenses. Prior period numbers have been reclassified accordingly to conform with the current presentation.. These expenses amounted to RMB15,163, RMB20,530 and RMB19,306 for years ended December 31, 2010, 2011 and 2012, respectively.
[2]	[2] Pre-opening expenses were presented as a separate item of "Costs and expenses" starting with the 2010 presentation, prior to which such expense were presented as part of "Restaurant expenses".

CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME
Reclassification of prior period numbers	19,306	20,530	15,163

CONSOLIDATED STATEMENTS OF COMPREHESIVE INCOME (LOSS) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF COMPREHESIVE INCOME (LOSS)
Net income (loss)	$ 12,140	75,636	(6,950)	62,810
Other comprehensive loss
Foreign currency translation adjustments	(10)	(62)	(1,661)	(4,563)
Comprehensive income (loss)	$ 12,130	75,574	(8,611)	58,247

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Ordinary Shares CNY	Additional Paid in Capital CNY	Retained Earnings CNY	Accumulated Other Comprehensive Loss CNY
Balance at Dec. 31, 2009		30,818	420	5,866	26,572	(2,040)
Balance (in shares) at Dec. 31, 2009			56,000,000
Increase (Decrease) in Shareholders' Equity
Net income (loss)		62,810			62,810
Conversion of Series A convertible preferred shares		96,949	161	96,788
Conversion of Series A convertible preferred shares (in shares)			24,000,000
Issuance of ordinary shares upon completion of initial public offering		573,820	154	573,666
Issuance of ordinary shares upon completion of initial public offering (in shares)			23,000,000
Issuance of ordinary shares upon exercise of options and vesting of restricted shares		538	1	537
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)			80,000
Share-based compensation		5,720		5,720
Foreign currency translation adjustments		(4,563)				(4,563)
Balance at Dec. 31, 2010		766,092	736	682,577	89,382	(6,603)
Balance (in shares) at Dec. 31, 2010			103,080,000
Increase (Decrease) in Shareholders' Equity
Net income (loss)		(6,950)			(6,950)
Issuance of ordinary shares upon exercise of options and vesting of restricted shares		4,605	5	4,600
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)			764,239
Share-based compensation		15,818		15,818
Foreign currency translation adjustments		(1,661)				(1,661)
Balance at Dec. 31, 2011		777,904	741	702,995	82,432	(8,264)
Balance (in shares) at Dec. 31, 2011		103,844,239	103,844,239
Increase (Decrease) in Shareholders' Equity
Net income (loss)	12,140	75,636			75,636
Issuance of ordinary shares upon exercise of options and vesting of restricted shares		950	4	946
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)			560,592
Share-based compensation		15,700		15,700
Foreign currency translation adjustments	(10)	(62)				(62)
Balance at Dec. 31, 2012	$ 139,666	870,128	745	719,641	158,068	(8,326)
Balance (in shares) at Dec. 31, 2012	104,404,831		104,404,831

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows provided from operating activities:
Net income (loss)	$ 12,140	75,636	(6,950)	62,810
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss on disposals of property and equipment	702	4,374	1,432	358
Property and equipment impairment charges	2,218	13,820	6,396	2,087
Goodwill impairment	73	456	267
Depreciation	9,865	61,458	38,274	21,288
Deferred income tax (benefit)	209	1,300	(4,572)	(2,046)
Change in fair value of forward contracts			734	(734)
Share-based compensation	2,520	15,700	15,818	5,720
Changes in other operating assets and liabilities:
Due from related parties	16	100		8,912
Inventories	1,008	6,283	(23,491)	(10,022)
Prepaid rent	(383)	(2,389)	(4,105)	(2,712)
Prepaid expense and other current assets	(1,085)	(6,759)	1,077	(9,253)
Deposits for leases	(204)	(1,273)	(6,675)	(4,071)
Accounts payable	873	5,437	9,498	2,898
Deferred revenue	(122)	(759)	1,479	1,567
Due to related parties	4	25	(560)	355
Accrued payroll	156	970	7,472	5,403
Income taxes payable	(1,624)	(10,117)	11,028	(1,165)
Deferred rent	1,076	6,703	7,073	3,763
Other liabilities	444	2,765	8,391	4,640
Net cash provided by operating activities	27,886	173,730	62,586	89,798
Cash flows provided by (used in) investing activities:
Purchase of property and equipment	(22,850)	(142,355)	(159,081)	(116,792)
Proceeds from disposal of property and equipment	87	542	948
Purchase of short-term investment	(51,480)	(320,727)	(290,000)
Withdrawal of short-term investment	30,497	190,000	100,000
Net cash used in investing activities	(43,746)	(272,540)	(348,133)	(116,792)
Cash flows provided by (used in) financing activities:
Dividend paid to Series A convertible preferred shares				(3,946)
Proceeds from early exercise of employee stock options	111	693	3,085	2,833
Proceeds from issuance of ordinary shares				589,672
Ordinary share issuance costs			(891)	(16,905)
Net cash provided by financing activities:	111	693	2,194	571,654
Effect of exchange rate on cash and cash equivalents	(10)	(62)	(1,684)	(2,772)
Net increase (decrease) in cash and cash equivalents	(15,759)	(98,179)	(285,037)	541,888
Cash and cash equivalents, beginning of year	52,575	327,546	612,583	70,695
Cash and cash equivalents, end of year	36,816	229,367	327,546	612,583
Supplemental disclosure of cash flow information:
Income taxes paid	327	2,039	31,440	17,762
Supplemental schedule of non-cash investing and financing activities:
Payable for purchase of property and equipment	2,842	17,704	9,752	12,317
Payable of offering expenses				891

Organization and Principal Activities	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities
Organization and Principal Activities

1.  Organization and Principal Activities

Country Style Cooking Restaurant Chain Co., Ltd. (the “Company” or “CSC Cayman”) was registered as an exempted company under the Companies Law of the Cayman Islands on August 14, 2007. The authorized share capital of the Company is $120,000 divided into 120,000,000 shares of par value of $0.001, of which 96,000,000 shares are designated as ordinary shares (“Ordinary Shares”) and 24,000,000 are designated as Series A preferred shares. 53,200,000 Ordinary Shares were issued to Ms. Hong Li and Mr. Xingqiang Zhang (collectively the “Founders”) and 2,800,000 Ordinary Shares were issued to certain minority shareholders. On September 26, 2007, the Company issued 24,000,000 Series A preferred shares to two venture capital investors (collectively the “VC” or “Investors”) for total consideration of RMB 96,949 ($13 million), which accounts for 30% of the total outstanding equity of the Company.

On September 28, 2010, the Company’s ADSs became listed on the New York Stock Exchange under the ticker symbol “CCSC” and issued 23,000,000 ordinary shares to the public. The Company specializes in serving tasty Sichuan-style fast food over the counter in the People’s Republic of China (the “PRC”).

The Company’s consolidated financial statements presented herein include the accounts of the Company and its subsidiaries. In addition, the Founders also owned and operated nine restaurants prior to the establishment of the Company (the “Owned-and-Operated Restaurants”). The Company subsequently purchased the operating assets of these nine restaurants in a series of transactions from the Founders in 2008 and 2009 and such purchases were accounted for as transfer of assets under common control. As the nine Owned-and-Operated restaurants were under common control of the Founders throughout the periods presented, the consolidated financial statements for the periods prior to the acquisition of those nine restaurants were retrospectively restated to incorporate the operating results of the restaurants as if the acquisitions were completed as of the earliest period presented in the consolidated financial statements. The nine Owned-and-Operated restaurants and the Company and its subsidiaries are referred to as the “Group” hereafter.

As of December 31, 2012, the Company’s subsidiaries are as follows:

	Place of Incorporation	Date of Incorporation	Percentage of Ownership (%)
Country Style Cooking International Restaurant Chain Group Ltd.	Hong Kong	August 23, 2007	100
Country Style Cooking (Chongqing) Investment Co., Ltd.	Chongqing, PRC	September 24, 2007	100
Chongqing Xinghong Growing Rich Management Co., Ltd.	Chongqing, PRC	March 25, 2008	100
Sichuan Country Style Cooking Restaurant Co., Ltd.	Chengdu, PRC	October 4, 2008	100
Xi’an Country Style Cooking Restaurant Co., Ltd.	Xi’an, PRC	May 19, 2008	100
Changsha Country Style Cooking Restaurant Co., Ltd.	Changsha, PRC	October 4, 2009	100
Shanghai Country Style Cooking Restaurant Co., Ltd.	Shanghai, PRC	September 1, 2009	100
Guizhou Country Style Cooking Restaurant Co., Ltd.	Guiyang, PRC	September 26, 2010	100
Beijing Country Style Cooking Restaurant Co., Ltd.	Beijing, PRC	September 27, 2011	100
Country (Chongqing) Commerce and Trading Co., Ltd.	Chongqing, PRC	May 23, 2012	100
Yunnan Country Style Cooking Restaurant Co., Ltd.	Yunnan, PRC	May 28,2012	100

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.  Summary of Significant Accounting Policies

Basis of presentation The consolidated financial statement have been prepared in accordance with the recognition, measurement, disclosure and presentation criteria of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the Consolidated Statements of Comprehensive Income as required by new accounting guidance, which the Company retrospectively adopted during 2012.

Basis of consolidation. All intercompany transactions and balances have been eliminated. The Company’s consolidated financial statements include the Consolidated Statements of Comprehensive Income as required by ASU 2011-05, Topic 220, Comprehensive Income, which we retrospectively adopted during 2012.

Use of Estimates.  The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and long-lived assets and liabilities at the dates of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting periods.

The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant items subject to such estimates and assumptions include: impairment of long-lived assets, impairment of goodwill, valuation allowance of deferred tax assets and valuation of share-based compensation including forfeiture rates of stock options. Actual results could differ from those estimates.

Foreign Currency Translation. The reporting currency of the Group is RMB.

The functional currency of CSC Cayman and Country Style Cooking International Restaurant Chain Group Ltd. (Hong Kong) is the United States dollar (“U.S. dollar”). Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into US dollars at the rates of exchange ruling at the balance sheet date. The financial records of the Company’s PRC subsidiaries are maintained in the local currency, Renminbi (“RMB”), which is their functional currency.

Transactions in currencies other than RMB during the year are converted at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of income. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments gains or losses are recognized as other comprehensive income in the statements of comprehensive income (loss).

Cash and Cash Equivalents.  Cash and cash equivalents represent cash on hand and highly-liquid investments with original maturities of three months or less. At December 31, 2011 and 2012, cash equivalents were comprised primarily of bank deposits.

Inventories.  Inventories are stated at the lower of cost (first-in, first-out) or market. Inventories are primarily comprised of food and paper.

Short-term Investments. The Group periodically purchases fixed income products from banks for investment purpose and classifies the securities as either held-to-maturity or available-for-sale based on management’s intent and ability to hold the investments until maturity. The investments are normally with less than one-year of maturity and principal protected. Investments classified as held-to-maturity are recorded at amortized cost while those classified as available-for-sale securities are recorded at fair value at the end of reporting period with changes in fair value reported in other comprehensive income.

The investments held at December 31, 2012 and December 31, 2010 were classified as held-to-maturity. The investments held at December 31, 2011 were all classified as available-for-sale. The fair value of the investments approximated cost due to their short-term nature and was classified as level 2 measurement within the fair value hierarchy. As such, no fair value change was recorded in statements of comprehensive income (loss) in 2011.

The Group reviews its investments for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis, in order to determine whether an other-than-temporary impairment has occurred. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings. If the investment’s fair value is less than the cost of an investment and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss based on the fair value of the investment. To date, the Group has not recorded an other-than-temporary impairment.

Property and Equipment. The Group capitalizes all direct costs incurred to construct and substantially improve its restaurants. These costs are depreciated and charged to expense based upon their property classification when placed in service. Property and equipment is recorded at cost less accumulated depreciation. Costs for repair and maintenance activities are expensed as incurred. Depreciation is provided using the straight-line method over the following estimated useful lives:

Buildings	Shorter of 40 years or valid period of property license
Equipment	3 to 5 years
Office furniture and fixtures	3 to 5 years
Leasehold improvements	Shorter of estimated useful life of 5 years or lease term

From January 1, 2011, the Group changed the estimate of the useful lives of buildings from 20 years to the shorter of 40 years or valid period of underlying property’s license. The change represented a change in estimate and was accounted for prospectively with no impact on prior period financial statements. The impact of the change in estimate is a decrease of depreciation expenses by RMB1,612 and RMB2,649 ($0.4 million) for the year ended December 31, 2011 and December 31, 2012 respectively.

Leasehold improvements are depreciated over the shorter of their estimated useful lives or the underlying lease term. In circumstances where an economic penalty would be presumed by the non-exercise of one or more renewal options under the lease, the Group includes those renewal option periods when determining the lease term. For significant leasehold improvements made during the latter part of the lease term, the Group amortizes those improvements over the shorter of their useful life or an extended lease term. The extended lease term would consider the exercise of renewal options if the value of the improvements would imply that an economic penalty would be incurred without the renewal of the option.

Goodwill.  Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group identifies each restaurant as a reporting unit for purpose of goodwill impairment analysis and completes a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The Company recorded goodwill impairment charges of nil, RMB267 ($0.04 million) and RMB456 ($0.08 million) for the years ended December 31, 2010, 2011 and 2012, respectively. See Note 4 “Goodwill”, for additional discussion on the impairment of goodwill.”

Impairment of Long-Lived Assets.  Long-lived assets (including amortizable identifiable intangible assets) or asset group is tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. When such events occur, the Group assesses the recoverability of long-lived assets by determining whether the carrying value of these assets, over their respective remaining lives, can be recovered through undiscounted future operating cash flows. For asset groups, the weighted average remaining useful lives of the assets were used for forecasting the expected undiscounted cash flows. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. Impairment is reviewed whenever events or changes in circumstances indicate the carrying amounts of these assets may not be fully recoverable. The impairment loss on long-lived assets recorded was RMB2,087, RMB6,396 and RMB 13,820 ($2.2 million) during the years ended December 31, 2010, 2011 and 2012, respectively. See Note 5 “Impairment of Long-lived Assets Charges” for additional discussion on the impairment of long-lived assets.

Leases.   All of the Group’s leases are operating leases. Many of the lease agreements contain rent holidays granted by the landlords for pre-operating renovations, rent escalation clauses and/or contingent rent provisions. Rent expense for leases that contain scheduled rent increases is recognized on a straight-line basis over the lease term, including any option period as well as the rent holidays included in the determination of the lease term. Contingent rentals are generally based upon a percentage of sales or a percentage of sales in excess of stipulated amounts and are not considered minimum rent payments but are recognized when specified levels have been achieved or when management determines that achieving the specified levels during the fiscal year is probable.

Revenue Recognition.  Revenues from Group operated restaurants are recognized when payment is tendered at the time of sale. The Group presents sales net of discounts and other sales related taxes.

Income Taxes.  Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations. Deferred tax assets and liabilities are based on the difference between the financial statement and tax bases of assets and liabilities as measured by the tax rates that are anticipated to be in effect when those differences reverse. The deferred tax provision generally represents the net change in deferred tax assets and liabilities during the period. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is established when it is necessary to reduce deferred tax assets to amounts for which realization is more likely than not. The Group recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

Restaurant expenses.   The Group’s restaurant expenses include food and paper, restaurant wages and related expenses, restaurant rental expenses, restaurant utility expenses and other restaurant operating expenses. In 2012, restaurant staff catering and welfare expenses were reclassified to the category of restaurant wages and related expenses from food and paper and other restaurant operating expense. Prior period numbers have been reclassified to conform with the current presentation. These expenses amounted to RMB15,163, RMB20,530 and RMB19,306 for the years ended December 31, 2010, 2011 and 2012, respectively.

Pre-opening expenses.  The Group’s pre-opening expenses are expensed as incurred and generally include payroll costs associated with opening the new restaurant and other miscellaneous expenses prior to the openings. Pre-opening expenses were presented as a separate item of “Costs and expenses” starting with the 2010 presentation, prior to which such expense were presented as part of “Restaurant expenses”.

Fair Value of Financial Instruments.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. In determining fair value, a three level hierarchy is established for inputs used in measuring fair value as follows: Level 1 inputs are quoted prices in active markets for identical assets or liabilities; Level 2 inputs are observable for the asset or liability, either directly or indirectly, including quoted prices in active markets for similar assets or liabilities; and Level 3 inputs are unobservable and reflect significant assumptions. The Group’s financial instruments mainly consist of cash and cash equivalents, due from related parties, accounts payable, and foreign-currency forward exchange contracts. The Group purchases foreign-currency forward exchange contracts with contract terms expiring within one year to protect against the adverse effect that exchange rate fluctuations may have on the US dollar denominated IPO proceeds. The foreign-currency forward exchange contracts do not qualify for hedge accounting. They are recorded at fair value at each period end within other current assets, with change in fair value recorded in other income in the consolidated statements of income. The fair value measurement of foreign-currency forward exchange contracts is considered Level 2 in the fair value hierarchy as major inputs including foreign exchange rates are observable in active markets. The remaining other current assets and liabilities approximate fair value due to  their short-term maturity.

Share-based compensation.  The Group accounts for share-based compensation in accordance with ASC 718 “Compensation — Stock Compensation”, which requires the Group to measure at the grant date the fair value of the stock-based award and recognize compensation expense, net of estimated forfeitures, on a straight-line basis, over the requisite service period. Forfeitures are estimated at the time of grant and revised annually if actual forfeitures differ from those estimates. The share-based compensation expenses have been categorized as either restaurant wages and related expenses, or selling, general and administrative expense depending on the job functions of the grantees.

Net Income (loss) per Share.  The Group has determined that Series A convertible preferred shares are participating securities as they participated in the undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group has used the two-class method of computing earnings per share. Under this method, net income applicable to holders of ordinary shares is allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class may share in income for the period. Losses are not allocated to the participating securities. The diluted earnings per share is computed using the more dilutive of the two-class method or the if-converted method.

Segment Reporting.  ASC Topic 280, Segment Reporting, establishes standards for companies to report information about operating segments in their financial statements. The method of determining what information to report is based on the way the chief operating decision maker (“CODM”) organizes the Group’s operating segments for making operating decisions and assessing financial performance. The CODM is the chief executive officer (“CEO”) of the Group. Information reported to the CEO for the purpose of  resources allocation and performance assessment focuses on the nature of the Group’s business activities. Each restaurant is an operating segment and is aggregated into one reportable segment as these restaurants exhibit similar long-term financial performance and have similar economic characteristics. The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

Comprehensive Income (loss).  Comprehensive income (loss) includes all changes in equity except those resulting from investment by owners and distribution to owner and is comprised of net income (loss) and foreign currency translation adjustments. As of December 31, 2011 and 2012, Accumulated Other Comprehensive Income was comprised entirely of foreign currency translation adjustment.

Deferred Revenue and Sales Coupon.  The Group sells prepaid vouchers to its customers, which comprises deferred revenue. The revenue is recognized when such prepaid vouchers are used or expired. Unused prepaid vouchers have fixed expiration dates and usually expire at the end of the following calendar year after issuance and are not refundable. Revenues from such vouchers are not material to the Group’s consolidated financial statements.

The Group also issues discount coupons to customers in connection with promotional events. The discount against revenue is recognized when such coupons are used in combination of purchases by the customers.

Related Parties.  Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

Government Grants.  Unrestricted government subsidies from local governmental agencies allowing the Group full discretion to utilize the funds were RMB5,347, RMB5,936 and RMB21,164 ($3.4 million) for the years ended December 31, 2010, 2011 and 2012, respectively, which were recorded as other income in the consolidated statements of income.

Translation into United States Dollars.  The financial statements of the Group are stated in RMB. Translation of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.2301, representing the noon buying rate in the City of New York for cable transfers of Renminbi, as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2012. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2012, or at any other rates.

Recent Accounting Pronouncements.

On July 27, 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2012-02, which allows entities who test indefinite-lived intangible assets for impairment the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. Management believes the adoption of ASU 2012-02 will not materially impact the Group.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net
Property and Equipment, Net

3.  Property and Equipment, Net

Property and equipment, net:

	December 31,
	2011	2012
	RMB
Cost:
Buildings	101,104	136,886
Equipment	101,526	123,082
Office furniture and fixtures	14,239	24,942
Leasehold improvements	131,343	178,979
Less: accumulated depreciation	(68,750)	(126,496)
Less: impairment of long lived assets	(3,366)	(13,195)
Construction in progress:	22,029	44,041
	298,125	368,239

Constructions in progress consist of mainly office headquarters and one restaurant property under construction, as well as renovations for restaurants under development.

Depreciation expense for all property and equipment for the years ended December 31, 2010, 2011 and 2012 was RMB21,288 ,RMB38,274 and RMB59,411 ($9.5  million), respectively.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
Goodwill

4.  Goodwill

In 2008 and 2009, the Group purchased restaurant operating assets from 24 and 8 restaurants owned and operated by self-employed owners who were not affiliated with the Group, respectively, with a combination of cash and 2,800,000 ordinary shares as consideration. Such restaurant operating assets primarily consisted of used kitchen equipment and miscellaneous furniture and fixtures. The Group accounted for such purchases as business combinations due to the continuity of the revenue generating activities despite the change in management and upgrade in the renovations and services subsequent to the acquisitions. The excess of the total consideration paid over the fair value of the assets assumed was recorded as goodwill which is not tax deductible. No restaurant operating asset purchases occurred in 2010, 2011 and 2012. There was no impairment of the goodwill during the years ended December 31, 2009 and 2010. In 2011, the company closed Chongqing Xiji restaurant and the goodwill associated with the Xiji restaurant, which amounted RMB267 ($0.04 million) was written off . In 2012, the impairment charges of goodwill recorded were RMB456 ($0.08 million), representing a decrease in the carrying value of goodwill in one underperforming restaurant in Chongqing Ganghua restaurant and in Chongqing Jiujiu restaurant whose lease term expired in the first quarter of 2013.

Impairment of Long-Lived Assets Charges	12 Months Ended
Dec. 31, 2012
Impairment of Long-Lived Assets Charges
Impairment of Long-Lived Assets Charges

5. Impairment of Long-Lived Assets Charges

The Group reviews its long-lived assets, principally property and equipment, for impairment at the restaurant level. The Group uses one year of operating losses as the primary indicator of potential impairment for the annual impairment testing of these restaurant assets. If an indicator of impairment exists for any of the assets, an estimate of undiscounted future cash flows over the life of the primary asset for each restaurant is compared to that long-lived asset’s carrying value. If the carrying value is greater than the undiscounted cash flow, the Group then determines the fair value of the asset and if an asset is determined to be impaired, the loss is measured by the excess of the carrying amount of the asset over its fair value.

The Group determined the fair value of the impaired long-lived assets at the restaurant level based on current economic conditions and historical experience. These asset measurements are estimated based on discounted cash flow method using significant unobservable inputs including management forecast of future restaurant sales, and are considered Level 3 in the fair value hierarchy for stores which are underperforming, but remain in operation.  For stores which have been closed, the Company typically fully impairs the remaining assets as a result the inability to recover significant if any value from the closed stores assets. The Group recorded RMB2,087, RMB6,396 and RMB13,820 ($2.2 million) impairment losses for certain long-lived assets from restaurants that were either not performing strongly or closed during the years ended December 31, 2010, 2011and 2012, respectively.

Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Current Liabilities
Other Current Liabilities

6.  Other Current Liabilities

	December 31,
	2011	2012
	RMB
Payable for property and equipment	9,752	17,704
Accrued utility costs	6,198	6,904
Other taxes payable	10,247	10,356
Accrued professional fees	762	1,390
Advance receipts from depositary bank	471	471
Deferred Rent-current	758	1,441
Prepaid subscription-current	255	233
Outstanding Reimbursement	3,929	4,474
Other	2,406	3,654
	34,778	46,627

Leases	12 Months Ended
Dec. 31, 2012
Leases
Leases

7.  Leases

Substantially all of the Group’s restaurants are operated under leased properties. All lease contracts are classified as operating leases. The Group does not consider any one of these individual leases material to the Group’s operations. Initial lease terms are generally for five to ten years and, in many cases, provide for the lessee’s renewal options. Certain leases require contingent rent, determined as a percentage of sales as defined by the terms of the applicable lease agreement.

Deferred rent represents the differences between actual rental payments and the recognition of rental expenses on straight-line basis for lease arrangements that contain scheduled escalated lease payments. The deferred rent balance was RMB16,368 and RMB23,482 ($3.8 million) as of December 31, 2011 and 2012, respectively. Such deferred balances are amortized when actual rental payments exceed the straight-line rental expenses in the later portion of the lease terms. The balances of security deposits for leases were RMB18,295 and RMB19,758 ($3.2 million) as of December 31, 2011 and 2012, respectively and are expected to be fully recovered at the end of leases.

(a) Minimum rent commitments under non-cancelable operating leases at December 31, 2012 were as follows:

Years Ending December 31,	RMB
2013	116,212
2014	113,716
2015	109,000
2016	101,098
2017	80,042
Thereafter	115,784
Total minimum lease payments	635,852

(b) Total rent expense on operating leases, including contingent rent, was as follows:

	For Years Ended December 31,
	2010	2011	2012
	RMB
Minimum rent on real property	62,579	93,811	118,219
Contingent rent	2,790	4,213	5,330
Total	65,369	98,024	123,549

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

8.  Income Taxes

Cayman Islands

Under the current tax laws of the Cayman Islands, the Group and its subsidiaries are not subject to tax on their income or capital gains. In addition, upon payment of dividends by the Group to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Country Style Cooking International Restaurant Chain Group Ltd. is subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations. The Group’s subsidiaries in Hong Kong did not have assessable profits that were derived in Hong Kong during the years ended December 31, 2010, 2011 and 2012 Therefore, no Hong Kong profit tax has been provided for in the years presented.

The PRC

The Group’s subsidiaries in the PRC are subject to Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the Enterprise Income Tax Law of the People’s Republic of China (“EIT Law”) approved by the National People’s Congress on March 16, 2007. The EIT Law went into effect as of January 1, 2008, which unified the tax rate generally applicable to both domestic and foreign-invested enterprises in the PRC. The Group’s subsidiaries in the PRC are generally subject to EIT at a statutory rate of 25%. However, Chongqing Xinghong Growing Rich Management Co., Ltd. (“Xinghong”) received approval from local Tax Authority to be classified as “Going West” project. This classification entitles Xinghong to enjoy a preferential EIT rate at 15% (the “Preferential Tax Treatment”) for the years from 2008 to 2010.

Nevertheless, in the second quarter of 2011, the PRC National Audit Office issued a letter stating that several restaurant companies, including Xinghong, should not have been granted preferential tax status in 2009. The Company recognized a one-time additional EIT of RMB17,769 ($2.8 million), which related to the change in the tax rate applicable Xinghong, from the preferential EIT rate of 15%, to the standard EIT rate of 25%, for each of the three years ended December 31, 2008, 2009 and 2010.

In February 2012, the State Tax Bureau in Chongqing issued a written notice to the Company which confirmed that Xinghong would be permitted to apply the Preferential Tax Treatment for each of the three years ended December 31, 2008, 2009 and 2010. The Company believes the determination by the tax authorities, which represents a reversal of an earlier decision taken, is analogous to a settlement of tax position in a tax examination which is a non-recognized subsequent event and has no impact on the 2011 financials. Accordingly, the Company reversed in 2012 the income tax liability of RMB11,362 ($1.8 million) previously accrued in 2011 in connection with the rate change for 2008 and 2010, as well as the additional EIT expense of RMB6,406 ($1.0 million) for 2009.

In June 1, 2012, the Xinhong was further granted a preferential tax rate of 15% for the years from 2011 to 2020. The Company recognized a one-time tax benefit of RMB7,693 ($1.2 million) in 2012, as a result of the change in the Preferential Tax Treatment for fiscal year 2011.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Based on the aforementioned tax law, the Company’s returns are subject to tax examination from 2007 to 2011.

The Group will recognize a tax benefit associated with an uncertain tax position when, in our judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority, based solely on the technical merits of the position. For a tax position that meets the more-likely-than-not recognition threshold, we will initially and subsequently measure the tax benefit as the largest amount that we judge to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group will classify interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

The Group did not have any unrecognized tax benefits and did not have any interests and penalties recognized on the liability for unrecognized tax benefits as of and for the year ended December 31, 2010, 2011 and 2012. The Group does not anticipate that unrecognized tax benefits will significantly increase within the next twelve months.

According to the EIT Law and Implementation Regulations, dividends distributed from the PRC subsidiaries based on the profits generated from 2008 onwards to non-PRC tax resident shall generally be subject to the withholding income tax at 10% unless otherwise reduced under a double tax agreement or treaty.

The Group did not accrue deferred tax liabilities related to withholding tax for the retained earnings in its PRC subsidiaries for as of December 31, 2012, as the Group plans to indefinitely reinvest undistributed profits earned after December 31, 2008 from its PRC subsidiaries.

The current and deferred portions of income tax expense included in the consolidated statements of income and statements of comprehensive income (loss) are as follows:

	Year Ended December 31,
	2010	2011	2012
	RMB
Income tax benefit (expense), current	(16,597)	(42,467)	8,078
Income tax benefit, deferred	5,462	10,172	5,961
Change in valuation allowance	(3,416)	(5,600)	(7,261)
Total	(14,551)	(37,895)	6,778

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for income tax purposes. The components of deferred income tax assets and liabilities at December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
	RMB (000’)
Deferred tax assets:
Net operating loss carry forward	9,191	13,667
Deferred rent	5,817	5,638
Accrued payroll and other expense	2,917	2,227
FA impairment	841	3,263
Other	331	264
Valuation allowance	(11,002)	(18,263)
Total deferred tax assets	8,095	6,796
Deferred tax assets are analyzed as:
Current	3,216	771
Non-current	4,879	6,025
Total deferred tax assets	8,095	6,796

As of December 31, 2012, the Group had tax loss carry forwards of RMB54,667 ($8.8 million) which will expire between 2013 and 2017 if not used.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry-forward periods provided for in the tax law. The Group has considered the possible sources of taxable income and historical operating results when assessing the realization of deferred tax assets:

At December 31, 2011 and 2012, the Group had a valuation allowance of RMB11,002 and RMB18,263 ($2.9million),respectively, against net deferred tax assets primarily due to net operating loss carry forwards where realization of the related deferred tax asset amounts was not likely, and, to a lesser degree, deferred rent and long-lived assets impairment.

The Group’s effective tax rates were18.8%, 122.5% and -9.8% for the years ended December 31, 2010, 2011 and 2012, respectively. A reconciliation of the PRC statutory tax rate to the effective tax rate for the years ended December 31, 2010, 2011 and 2012 was as follows:

	2010	2011	2012

PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rate of Group entities operating in other jurisdictions or under different tax status	1.3%	15.0%	7.1%
Tax effect of non-deductible expenses, net	(0.3)%	6.5%	1.0%
Effect of tax holidays	(11.7)%	—	(17.4)%
Effect of change in valuation allowance	4.4%	18.1%	11.3%
One time tax levy	—	57.4%	(37.0)%
Others	0.1%	0.5%	0.2%
Effective EIT rate	18.8%	122.5%	(9.8)%

The aggregate amount and per share effect of the tax holiday are as follows:

	2010	2011	2012
	RMB(000’) except per share amounts

The aggregate amount effect	9,031	—	12,020
Per share effect — basic	0.11	—	0.12
Per share effect — diluted	0.10	—	0.11

Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2012
Related Party Transactions and Balances
Related Party Transactions and Balances

9.  Related Party Transactions and Balances

During 2010, 2011 and 2012, the Group leased certain properties from the Founders for office space and restaurant operations and incurred rental expenses for these facilities of RMB960, RMB960 and RMB1,040, respectively. As of December 31, 2012, RMB 25 was payable to the Founders in relation to these leases.

	2011	2012
	RMB
Related party balances
Amounts due from related parties
— Shareholders and key management personnel	100	—
Amounts due to related parties
— Shareholders and key management personnel	—	25

Amounts due from related parties were comprised of reimbursement from one of the founders, which was received in February 2012. Amounts due to related parties were mainly comprised of rental payable to one of the founders, which was settled in February 2013. Amounts due from and to related parties are unsecured, interest-free and have no fixed repayment terms.

Preferred shares	12 Months Ended
Dec. 31, 2012
Preferred shares
Preferred shares

10.  Preferred shares

On September 26, 2007, the Company issued 24,000,000 Series A convertible preferred shares (“Series A Shares”) to two strategic venture capital investors, SIG China Investments One, Ltd., (“SIG”) and Sequoia Capital China II, L.P. (“Sequoia”) (collectively, the “VC” or “Investors”) at $0.5417 per share for total consideration of $13,000,000 which accounts for 30% of the total outstanding equity of the Company. SIG and Sequoia each subscribed 12,000,000 shares of Series A Shares. Effective with the Company’s initial public offering on September 28, 2010, the 24,000,000 Series A converted into ordinary shares.

The cash proceeds, net of issuance costs of RMB 666, were recorded as the initial carrying value of the Series A Shares. Prior to the conversion into ordinary shares, the Series A shares were classified as mezzanine equity in the consolidated balance sheets as the shares were redeemable upon the occurrence of certain event outside the control of the Company.

Mainland China Contribution Plan And Profit Appropriation	12 Months Ended
Dec. 31, 2012
Mainland China Contribution Plan And Profit Appropriation
Mainland China Contribution Plan And Profit Appropriation

11.  Mainland China Contribution Plan And Profit Appropriation

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total accumulated monthly contributions for such employee benefits were RMB30,528 ,RMB39,347 and RMB44,596 ($7.2 million) for the years ended December 31, 2010, 2011 and 2012, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.

Restricted Net Assets	12 Months Ended
Dec. 31, 2012
Restricted Net Assets
Restricted Net Assets

12.  Restricted Net Assets

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries of the Group in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year end) until the accumulative amount of such reserve fund reaches 50% of their registered capital; the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. The amounts of reserve funds as of December 31, 2011 and 2012 were RMB36,390 and RMB48,673 ($7.8 million), respectively. In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries, the PRC subsidiaries share capital of RMB603,466 ($96.9 million) at December 31, 2012 is also considered restricted and not available for distribution to the Company by its PRC subsidiaries in the form of dividends, loans or advances.

Dividend and Distributions	12 Months Ended
Dec. 31, 2012
Dividend and Distributions
Dividend and Distributions	13. Dividend and Distributions No dividend was declared in 2010, 2011and 2012.

Net Income (loss) Per Share	12 Months Ended
Dec. 31, 2012
Net Income (loss) Per Share
Net Income (loss) Per Share

14.  Net Income (loss) Per Share

The Group has used the two-class method of computing earnings per share for 2010 as its Series A convertible preferred shares participate in undistributed earnings on the same basis as the ordinary shares. Under this method, net income applicable to holders of ordinary shares is allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class may share in income for the period had it been distributed. Losses are not allocated to the participating securities. Diluted earnings per share are computed using the more dilutive of (a) the two-class method or (b) the if-converted method.

The following table is a reconciliation of the net income and share amounts used in the calculation of basic net income per share and diluted net income per share:

	Year Ended December 31,
	2010	2011	2012
	RMB except share amounts and per share amounts
Basic net income (loss) per share:
Consolidated net income (loss)	62,810	(6,950)	75,636
Less: Amounts allocated to preferred shares for participating rights to dividends	(12,987)	—	—
Net income (loss) attributable to ordinary shareholders — basic	49,823	(6,950)	75,636
Weighted average ordinary shares outstanding — basic	68,124,712	103,584,061	104,115,531
Net income (loss) per share — basic	0.73	(0.07)	0.73

Diluted net income (loss) per share:
Net income (loss) attributable to ordinary shareholders — basic	49,823	(6,950)	75,636
Net income (loss) attributable to ordinary shareholders — diluted	49,823	(6,950)	75,636

Weighted average ordinary shares outstanding — basic	68,124,712	103,584,016	104,115,531
Options	2,379,082	—	924,879
Weighted average ordinary shares outstanding — diluted	70,503,794	103,584,016	105,040,410
Net income (loss) per share — diluted	0.71	(0.07)	0.72

For the year ended December 31, 2011, 7,459,463 shares issuable upon the assumed exercise of options or vesting of restricted shares were not included in the computation of diluted earnings per share as their effects would have been anti-dilutive.

Share-based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Share-based Compensation

15. Share-based Compensation

Under the Share Incentive Plan (the “Option Plan”), the Group may offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”) including the issuance of options to the Participants to purchase not more than 7,720,000 ordinary shares. In August 2011, the Group increased maximum aggregate number of ordinary shares which may be issued pursuant to the Option Plan from 7,720,000 to 10,000,000.Generally options granted to the employees vest over a requisite service period of five years with 10 year contractual term. Generally, the options allocated to the first year in the service period are vested on the first anniversary of the grant date with the remaining options vesting ratably over the following years in the requisite service period. For example, options with a 5-year vesting period will have 20% vested on the first anniversary of the grant date with the remaining 80% vested ratably over the following 48 months. As of December 31, 2012, options to purchase 4,253,072 ordinary shares and 1,381,253 non-vested restricted shares were outstanding and options to purchase 2,960,844 ordinary shares were available for future grants under the Option Plan.

The Group records share-based compensation based on the grant date fair value of the award and recognizes the cost as an expense over the grantee’s requisite service period. The share-based compensation expenses have been categorized as either restaurant wages and related expenses, or selling, general and administrative expense depending on the job functions of the grantees.

The share-based compensation has been classified as follows for the year ended December 31, 2011 and 2012:

	2010	2011	2012
Restaurant wages and related expenses	1,498	3,351	3,928
Selling, general and administrative	4,222	12,467	11,772
Total	5,720	15,818	15,700

The weighted-average grant date fair value for options granted during the year ended December 31, 2010, 2011 and 2012was RMB 7.97, RMB 10.36 and RMB 7.40($1.19), computed using the binomial option pricing model. The binomial model requires the input of highly subjective assumptions including the fair value of the Group’s ordinary shares, the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Group uses historical data to estimate forfeiture rate. Expected volatilities are based on the average volatility of comparable companies over a time period commensurate with the expected life of the option. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

Prior to the public offering, when estimating the fair value of its ordinary shares, the Group utilized appropriate valuation methodologies, including the discounted cash flow approach, which incorporates certain assumptions including the financial results and growth trends of the Group, to derive the total equity value of the Group. The valuation model allocated the equity value between the ordinary shares and the preference shares and determined the fair value of the ordinary shares based on the option pricing model under the enterprise value allocation method. Under this method, the ordinary shares have value only if the funds available for distribution to shareholders exceed the value of the liquidation preference at the time of a liquidity event.

The fair values of stock options were estimated using the following significant assumptions:

	2010	2011	2012

Suboptimal exercise factor	2.5	2.0 to 2.5	2.0 to 2.5
Risk-free interest rate	3.50% to 4.60%	2.97% to 4.41%	3.33%-3.50%
Volatility	43.10% to 46.73%	41.0% to 42.0%	40.6% to 41.2%
Dividend yield	—	—	—
Life of option	10 years	10 years	10 years

A summary of option activities under the Option Plan for the year ended December 31, 2012 is presented below:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		US$		US$

Outstanding, as of January 1, 2012	6,712,946	1.92	8.8years
Granted	1,571,000	2.36	—	—
Conversion to restricted shares	(3,688,250)	2.68	—	—
Cancellation and termination	(198,500)	1.49	—	—
Exercised	(144,124)	1.00	—	—
Outstanding, as of December 31, 2012	4,253,072	1.46	7.8 years	2,218
Vested and expected to vest as of December 31, 2012	3,391,103	1.48	7.8 years	1,743
Options exercisable at December 31,2012	1,169,857	1.22	7.4 years	788

On January 11, 2012, the Group granted 1,475,300 restricted shares to executive and non-executive employees to replace 3,688,250 options previously granted during May 5, 2010 to September 9, 2011. The vesting and other requirements imposed on the restricted shares were the same as under the original option grant. The fair value of the new restricted shares approximates the fair value of the original options. As a result, the modification did not result in any incremental compensation expense.

As of December 31, 2012, there was RMB16,013 ($2.6 million) in total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the option plan, which is expected to be recognized over a weighted-average period of 1.39 years. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was Nil ,RMB7,710 and RMB928($0.1 million) respectively.

The following table summarized the Group’s non-vested restricted shares activity for the year ended December 31, 2012:

		Weighted-Average Grant Date
		Fair Value
		US$
Non-vested restricted shares outstanding at January 1, 2012	746,517	3.65
Granted	674,400	1.83
Granted to replace existing options	1,475,300	3.40
Vested	(416,467)	2.65
Cancellation and termination	(1,098,497)	2.62
Non-vested restricted shares outstanding at December 31, 2012	1,381,253	2.92

The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date. The total fair value of restricted shares vested during the year ended December 31, 2010, 2011 and 2012 was RMB3,046, RMB9,022 and RMB 4,765 ($0.8 million),respectively.

As of December 31, 2012 there was RMB15,890 ($2.6 million) in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 1.73 years.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

16.  Subsequent Events

In the first quarter of 2013, 435,000 shares of options (equivalent to 108,750 ADS) were granted to non-executive employees with an exercise price of USD1.6775 per share, which will vest semiannually in the following two years after the grant date.

On January 11, 2013, the Group granted 578,400 restricted shares to executive and non-executive employees to replace 1,446,000 options previously granted in 2012. The vesting and other requirements imposed on the restricted shares were the same as under the original option grant. The fair value of the new restricted shares approximates the fair value of the original options. As a result, the modification did not result in any incremental compensation expense.

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE	12 Months Ended
Dec. 31, 2012
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (PARENT COMPANY ONLY)
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (PARENT COMPANY ONLY)

COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD.

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO.,LTD

(PARENT COMPANY ONLY)

CONDENSED BALANCE SHEETS

	December 31,
	2011	2012
	(In thousands of RMB except share and per share amounts)
ASSETS
Cash and cash equivalents	32,617	28,171
Due from subsidiaries	1,438	2,915
Prepaid expenses and other current assets	1,874	1,177
Investment in subsidiaries	757,465	851,677
Total assets	793,394	883,940

LIABILITIES AND EQUITY
Due to subsidiaries	8,368	8,322
Prepaid subscription	646	391
Accrued expenses	5,302	3,932
Total liabilities	14,316	12,645

Equity:
Ordinary shares, par value $.001, 1,000,000,000 shares authorized, 103,844,239 and 104,404,831 shares issued and outstanding as of December 31, 2011 and 2012, respectively	741	745
Additional paid-in capital	702,995	719,641
Retained earnings	82,432	158,068
Accumulated other comprehensive loss	(7,090)	(7,159)
Total equity	779,078	871,295
Total liabilities and equity	793,394	883,940

COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD.

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO., LTD.

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2010	2011	2012
	(In thousands of RMB)

Operating costs and expenses	(6,441)	(19,685)	(19,505)
Loss from operations	(6,441)	(19,685)	(19,505)
Other income	1,899	1,127	472
Equity in earnings of subsidiaries	67,352	11,608	94,669
Net income(loss) attributable to Country Style Cooking Restaurant Chain Co., Ltd.	62,810	(6,950)	75,636

COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD.

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO., LTD.

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2010	2011	2012
	(In thousands of RMB)
Cash flows from operating activities:
Net income(loss) attributable to Country Style Cooking Restaurant Chain Co., Ltd.	62,810	(6,950)	75,636
Equity in earnings of subsidiaries	(67,352)	(11,608)	(94,669)
Adjustments to reconcile net income(loss) to net cash used in operating activities:
Share-based compensation	5,720	15,818	15,700
Decrease (Increase) in due from subsidiaries	(32,156)	30,747	(1,477)
Increase (Decrease) in due to subsidiaries	8,146	46	(46)
Decrease (Increase) in prepaid expenses and other current assets	(2,091)	2,117	697
Increase (Decrease) in accrued liabilities	1,874	1,124	(1,368)
	(23,049)	31,294	(5,527)
Cash flows from investing activities:
Investment in subsidiaries	(546,606)	—	—
Net cash used in investing activities	(546,606)	—	—
Cash flows from financing activities:
Dividend paid to Series A	(3,946)	—	—
Proceeds from early exercise of employee stock options	2,833	3,085	693
Proceeds from issuance of ordinary shares	589,672	—	—
Ordinary share issuance costs	(16,905)	(891)	—
Net cash provided by financing activities	571,654	2,194	693

Effect of exchange rate change	(1,858)	(1,112)	388
Net increase (decrease) in cash and cash equivalents	141	32,376	(4,446)
Cash and cash equivalents, beginning of year	100	241	32,617
Cash and cash equivalents, end of year	241	32,617	28,171

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12004(a) and 50040(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Basis of presentation
Basis of presentation The consolidated financial statement have been prepared in accordance with the recognition, measurement, disclosure and presentation criteria of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the Consolidated Statements of Comprehensive Income as required by new accounting guidance, which the Company retrospectively adopted during 2012.

Basis of consolidation
Basis of consolidation. All intercompany transactions and balances have been eliminated. The Company’s consolidated financial statements include the Consolidated Statements of Comprehensive Income as required by ASU 2011-05, Topic 220, Comprehensive Income, which we retrospectively adopted during 2012.

Use of Estimates

Use of Estimates.  The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and long-lived assets and liabilities at the dates of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting periods.

The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant items subject to such estimates and assumptions include: impairment of long-lived assets, impairment of goodwill, valuation allowance of deferred tax assets and valuation of share-based compensation including forfeiture rates of stock options. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation. The reporting currency of the Group is RMB.

The functional currency of CSC Cayman and Country Style Cooking International Restaurant Chain Group Ltd. (Hong Kong) is the United States dollar (“U.S. dollar”). Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into US dollars at the rates of exchange ruling at the balance sheet date. The financial records of the Company’s PRC subsidiaries are maintained in the local currency, Renminbi (“RMB”), which is their functional currency.

Transactions in currencies other than RMB during the year are converted at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of income. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments gains or losses are recognized as other comprehensive income in the statements of comprehensive income (loss).

Cash and Cash Equivalents
Cash and Cash Equivalents.  Cash and cash equivalents represent cash on hand and highly-liquid investments with original maturities of three months or less. At December 31, 2011 and 2012, cash equivalents were comprised primarily of bank deposits.

Inventories	Inventories. Inventories are stated at the lower of cost (first-in, first-out) or market. Inventories are primarily comprised of food and paper.
Short-term Investments

Short-term Investments. The Group periodically purchases fixed income products from banks for investment purpose and classifies the securities as either held-to-maturity or available-for-sale based on management’s intent and ability to hold the investments until maturity. The investments are normally with less than one-year of maturity and principal protected. Investments classified as held-to-maturity are recorded at amortized cost while those classified as available-for-sale securities are recorded at fair value at the end of reporting period with changes in fair value reported in other comprehensive income.

The investments held at December 31, 2012 and December 31, 2010 were classified as held-to-maturity. The investments held at December 31, 2011 were all classified as available-for-sale. The fair value of the investments approximated cost due to their short-term nature and was classified as level 2 measurement within the fair value hierarchy. As such, no fair value change was recorded in statements of comprehensive income (loss) in 2011.

The Group reviews its investments for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis, in order to determine whether an other-than-temporary impairment has occurred. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings. If the investment’s fair value is less than the cost of an investment and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss based on the fair value of the investment. To date, the Group has not recorded an other-than-temporary impairment.

Property and Equipment

Property and Equipment. The Group capitalizes all direct costs incurred to construct and substantially improve its restaurants. These costs are depreciated and charged to expense based upon their property classification when placed in service. Property and equipment is recorded at cost less accumulated depreciation. Costs for repair and maintenance activities are expensed as incurred. Depreciation is provided using the straight-line method over the following estimated useful lives:

Buildings	Shorter of 40 years or valid period of property license
Equipment	3 to 5 years
Office furniture and fixtures	3 to 5 years
Leasehold improvements	Shorter of estimated useful life of 5 years or lease term

From January 1, 2011, the Group changed the estimate of the useful lives of buildings from 20 years to the shorter of 40 years or valid period of underlying property’s license. The change represented a change in estimate and was accounted for prospectively with no impact on prior period financial statements. The impact of the change in estimate is a decrease of depreciation expenses by RMB1,612 and RMB2,649 ($0.4 million) for the year ended December 31, 2011 and December 31, 2012 respectively.

Leasehold improvements are depreciated over the shorter of their estimated useful lives or the underlying lease term. In circumstances where an economic penalty would be presumed by the non-exercise of one or more renewal options under the lease, the Group includes those renewal option periods when determining the lease term. For significant leasehold improvements made during the latter part of the lease term, the Group amortizes those improvements over the shorter of their useful life or an extended lease term. The extended lease term would consider the exercise of renewal options if the value of the improvements would imply that an economic penalty would be incurred without the renewal of the option.

Goodwill
Goodwill.  Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group identifies each restaurant as a reporting unit for purpose of goodwill impairment analysis and completes a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The Company recorded goodwill impairment charges of nil, RMB267 ($0.04 million) and RMB456 ($0.08 million) for the years ended December 31, 2010, 2011 and 2012, respectively. See Note 4 “Goodwill”, for additional discussion on the impairment of goodwill.”

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets.  Long-lived assets (including amortizable identifiable intangible assets) or asset group is tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. When such events occur, the Group assesses the recoverability of long-lived assets by determining whether the carrying value of these assets, over their respective remaining lives, can be recovered through undiscounted future operating cash flows. For asset groups, the weighted average remaining useful lives of the assets were used for forecasting the expected undiscounted cash flows. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. Impairment is reviewed whenever events or changes in circumstances indicate the carrying amounts of these assets may not be fully recoverable. The impairment loss on long-lived assets recorded was RMB2,087, RMB6,396 and RMB 13,820 ($2.2 million) during the years ended December 31, 2010, 2011 and 2012, respectively. See Note 5 “Impairment of Long-lived Assets Charges” for additional discussion on the impairment of long-lived assets.

Leases
Leases.   All of the Group’s leases are operating leases. Many of the lease agreements contain rent holidays granted by the landlords for pre-operating renovations, rent escalation clauses and/or contingent rent provisions. Rent expense for leases that contain scheduled rent increases is recognized on a straight-line basis over the lease term, including any option period as well as the rent holidays included in the determination of the lease term. Contingent rentals are generally based upon a percentage of sales or a percentage of sales in excess of stipulated amounts and are not considered minimum rent payments but are recognized when specified levels have been achieved or when management determines that achieving the specified levels during the fiscal year is probable.

Revenue Recognition	Revenue Recognition. Revenues from Group operated restaurants are recognized when payment is tendered at the time of sale. The Group presents sales net of discounts and other sales related taxes.
Income Taxes
Income Taxes.  Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations. Deferred tax assets and liabilities are based on the difference between the financial statement and tax bases of assets and liabilities as measured by the tax rates that are anticipated to be in effect when those differences reverse. The deferred tax provision generally represents the net change in deferred tax assets and liabilities during the period. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is established when it is necessary to reduce deferred tax assets to amounts for which realization is more likely than not. The Group recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

Restaurant expenses
Restaurant expenses.   The Group’s restaurant expenses include food and paper, restaurant wages and related expenses, restaurant rental expenses, restaurant utility expenses and other restaurant operating expenses. In 2012, restaurant staff catering and welfare expenses were reclassified to the category of restaurant wages and related expenses from food and paper and other restaurant operating expense. Prior period numbers have been reclassified to conform with the current presentation. These expenses amounted to RMB15,163, RMB20,530 and RMB19,306 for the years ended December 31, 2010, 2011 and 2012, respectively.

Pre-opening expenses
Pre-opening expenses.  The Group’s pre-opening expenses are expensed as incurred and generally include payroll costs associated with opening the new restaurant and other miscellaneous expenses prior to the openings. Pre-opening expenses were presented as a separate item of “Costs and expenses” starting with the 2010 presentation, prior to which such expense were presented as part of “Restaurant expenses”.

Fair Value of Financial Instruments
Fair Value of Financial Instruments.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. In determining fair value, a three level hierarchy is established for inputs used in measuring fair value as follows: Level 1 inputs are quoted prices in active markets for identical assets or liabilities; Level 2 inputs are observable for the asset or liability, either directly or indirectly, including quoted prices in active markets for similar assets or liabilities; and Level 3 inputs are unobservable and reflect significant assumptions. The Group’s financial instruments mainly consist of cash and cash equivalents, due from related parties, accounts payable, and foreign-currency forward exchange contracts. The Group purchases foreign-currency forward exchange contracts with contract terms expiring within one year to protect against the adverse effect that exchange rate fluctuations may have on the US dollar denominated IPO proceeds. The foreign-currency forward exchange contracts do not qualify for hedge accounting. They are recorded at fair value at each period end within other current assets, with change in fair value recorded in other income in the consolidated statements of income. The fair value measurement of foreign-currency forward exchange contracts is considered Level 2 in the fair value hierarchy as major inputs including foreign exchange rates are observable in active markets. The remaining other current assets and liabilities approximate fair value due to  their short-term maturity.

Share-based compensation
Share-based compensation.  The Group accounts for share-based compensation in accordance with ASC 718 “Compensation — Stock Compensation”, which requires the Group to measure at the grant date the fair value of the stock-based award and recognize compensation expense, net of estimated forfeitures, on a straight-line basis, over the requisite service period. Forfeitures are estimated at the time of grant and revised annually if actual forfeitures differ from those estimates. The share-based compensation expenses have been categorized as either restaurant wages and related expenses, or selling, general and administrative expense depending on the job functions of the grantees.

Net Income (loss) per Share
Net Income (loss) per Share.  The Group has determined that Series A convertible preferred shares are participating securities as they participated in the undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group has used the two-class method of computing earnings per share. Under this method, net income applicable to holders of ordinary shares is allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class may share in income for the period. Losses are not allocated to the participating securities. The diluted earnings per share is computed using the more dilutive of the two-class method or the if-converted method.

Segment Reporting
Segment Reporting.  ASC Topic 280, Segment Reporting, establishes standards for companies to report information about operating segments in their financial statements. The method of determining what information to report is based on the way the chief operating decision maker (“CODM”) organizes the Group’s operating segments for making operating decisions and assessing financial performance. The CODM is the chief executive officer (“CEO”) of the Group. Information reported to the CEO for the purpose of  resources allocation and performance assessment focuses on the nature of the Group’s business activities. Each restaurant is an operating segment and is aggregated into one reportable segment as these restaurants exhibit similar long-term financial performance and have similar economic characteristics. The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

Comprehensive Income (loss)
Comprehensive Income (loss).  Comprehensive income (loss) includes all changes in equity except those resulting from investment by owners and distribution to owner and is comprised of net income (loss) and foreign currency translation adjustments. As of December 31, 2011 and 2012, Accumulated Other Comprehensive Income was comprised entirely of foreign currency translation adjustment.

Deferred Revenue and Sales Coupon

Deferred Revenue and Sales Coupon.  The Group sells prepaid vouchers to its customers, which comprises deferred revenue. The revenue is recognized when such prepaid vouchers are used or expired. Unused prepaid vouchers have fixed expiration dates and usually expire at the end of the following calendar year after issuance and are not refundable. Revenues from such vouchers are not material to the Group’s consolidated financial statements.

The Group also issues discount coupons to customers in connection with promotional events. The discount against revenue is recognized when such coupons are used in combination of purchases by the customers.

Related Parties
Related Parties.  Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

Government Grants
Government Grants.  Unrestricted government subsidies from local governmental agencies allowing the Group full discretion to utilize the funds were RMB5,347, RMB5,936 and RMB21,164 ($3.4 million) for the years ended December 31, 2010, 2011 and 2012, respectively, which were recorded as other income in the consolidated statements of income.

Translation into United States Dollars
Translation into United States Dollars.  The financial statements of the Group are stated in RMB. Translation of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.2301, representing the noon buying rate in the City of New York for cable transfers of Renminbi, as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2012. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2012, or at any other rates.

Recent Accounting Pronouncements

Recent Accounting Pronouncements.

On July 27, 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2012-02, which allows entities who test indefinite-lived intangible assets for impairment the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. Management believes the adoption of ASU 2012-02 will not materially impact the Group.

Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities
Schedule of the Company's wholly owned subsidiaries

As of December 31, 2012, the Company’s subsidiaries are as follows:

	Place of Incorporation	Date of Incorporation	Percentage of Ownership (%)
Country Style Cooking International Restaurant Chain Group Ltd.	Hong Kong	August 23, 2007	100
Country Style Cooking (Chongqing) Investment Co., Ltd.	Chongqing, PRC	September 24, 2007	100
Chongqing Xinghong Growing Rich Management Co., Ltd.	Chongqing, PRC	March 25, 2008	100
Sichuan Country Style Cooking Restaurant Co., Ltd.	Chengdu, PRC	October 4, 2008	100
Xi’an Country Style Cooking Restaurant Co., Ltd.	Xi’an, PRC	May 19, 2008	100
Changsha Country Style Cooking Restaurant Co., Ltd.	Changsha, PRC	October 4, 2009	100
Shanghai Country Style Cooking Restaurant Co., Ltd.	Shanghai, PRC	September 1, 2009	100
Guizhou Country Style Cooking Restaurant Co., Ltd.	Guiyang, PRC	September 26, 2010	100
Beijing Country Style Cooking Restaurant Co., Ltd.	Beijing, PRC	September 27, 2011	100
Country (Chongqing) Commerce and Trading Co., Ltd.	Chongqing, PRC	May 23, 2012	100
Yunnan Country Style Cooking Restaurant Co., Ltd.	Yunnan, PRC	May 28,2012	100

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of estimated useful lives

Buildings	Shorter of 40 years or valid period of property license
Equipment	3 to 5 years
Office furniture and fixtures	3 to 5 years
Leasehold improvements	Shorter of estimated useful life of 5 years or lease term

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net
Schedule of property and equipment, net

	December 31,
	2011	2012
	RMB
Cost:
Buildings	101,104	136,886
Equipment	101,526	123,082
Office furniture and fixtures	14,239	24,942
Leasehold improvements	131,343	178,979
Less: accumulated depreciation	(68,750)	(126,496)
Less: impairment of long lived assets	(3,366)	(13,195)
Construction in progress:	22,029	44,041
	298,125	368,239

Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Liabilities
Schedule of other current liabilities

	December 31,
	2011	2012
	RMB
Payable for property and equipment	9,752	17,704
Accrued utility costs	6,198	6,904
Other taxes payable	10,247	10,356
Accrued professional fees	762	1,390
Advance receipts from depositary bank	471	471
Deferred Rent-current	758	1,441
Prepaid subscription-current	255	233
Outstanding Reimbursement	3,929	4,474
Other	2,406	3,654
	34,778	46,627

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases
Schedule of minimum rent commitments under non-cancelable operating leases
Years Ending December 31,	RMB
2013	116,212
2014	113,716
2015	109,000
2016	101,098
2017	80,042
Thereafter	115,784
Total minimum lease payments	635,852

Schedule of total rent expense on operating leases, including contingent rent
	For Years Ended December 31,
	2010	2011	2012
	RMB
Minimum rent on real property	62,579	93,811	118,219
Contingent rent	2,790	4,213	5,330
Total	65,369	98,024	123,549

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of current and deferred portions of income tax expense included in the consolidated statements of income and statements of comprehensive income (loss)

	Year Ended December 31,
	2010	2011	2012
	RMB
Income tax benefit (expense), current	(16,597)	(42,467)	8,078
Income tax benefit, deferred	5,462	10,172	5,961
Change in valuation allowance	(3,416)	(5,600)	(7,261)
Total	(14,551)	(37,895)	6,778

Schedule of the components of deferred income tax assets and liabilities

	December 31,
	2011	2012
	RMB (000’)
Deferred tax assets:
Net operating loss carry forward	9,191	13,667
Deferred rent	5,817	5,638
Accrued payroll and other expense	2,917	2,227
FA impairment	841	3,263
Other	331	264
Valuation allowance	(11,002)	(18,263)
Total deferred tax assets	8,095	6,796
Deferred tax assets are analyzed as:
Current	3,216	771
Non-current	4,879	6,025
Total deferred tax assets	8,095	6,796

Schedule of a reconciliation of the PRC statutory tax rate to the effective tax rate

	2010	2011	2012

PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rate of Group entities operating in other jurisdictions or under different tax status	1.3%	15.0%	7.1%
Tax effect of non-deductible expenses, net	(0.3)%	6.5%	1.0%
Effect of tax holidays	(11.7)%	—	(17.4)%
Effect of change in valuation allowance	4.4%	18.1%	11.3%
One time tax levy	—	57.4%	(37.0)%
Others	0.1%	0.5%	0.2%
Effective EIT rate	18.8%	122.5%	(9.8)%

Schedule of the aggregate amount and per share effect of the tax holiday
	2010	2011	2012
	RMB(000’) except per share amounts

The aggregate amount effect	9,031	—	12,020
Per share effect — basic	0.11	—	0.12
Per share effect — diluted	0.10	—	0.11

Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions and Balances
Schedule of related party transactions and balances
	2011	2012
	RMB
Related party balances
Amounts due from related parties
— Shareholders and key management personnel	100	—
Amounts due to related parties
— Shareholders and key management personnel	—	25

Net Income (loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income (loss) Per Share
Schedule of reconciliation of the net income and share amounts used in the calculation of basic net income per share and diluted net income per share

	Year Ended December 31,
	2010	2011	2012
	RMB except share amounts and per share amounts
Basic net income (loss) per share:
Consolidated net income (loss)	62,810	(6,950)	75,636
Less: Amounts allocated to preferred shares for participating rights to dividends	(12,987)	—	—
Net income (loss) attributable to ordinary shareholders — basic	49,823	(6,950)	75,636
Weighted average ordinary shares outstanding — basic	68,124,712	103,584,061	104,115,531
Net income (loss) per share — basic	0.73	(0.07)	0.73

Diluted net income (loss) per share:
Net income (loss) attributable to ordinary shareholders — basic	49,823	(6,950)	75,636
Net income (loss) attributable to ordinary shareholders — diluted	49,823	(6,950)	75,636

Weighted average ordinary shares outstanding — basic	68,124,712	103,584,016	104,115,531
Options	2,379,082	—	924,879
Weighted average ordinary shares outstanding — diluted	70,503,794	103,584,016	105,040,410
Net income (loss) per share — diluted	0.71	(0.07)	0.72

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Schedule of classification of share-based compensation
	2010	2011	2012
Restaurant wages and related expenses	1,498	3,351	3,928
Selling, general and administrative	4,222	12,467	11,772
Total	5,720	15,818	15,700

Schedule of significant assumptions used in estimating the fair values of stock options

	2010	2011	2012

Suboptimal exercise factor	2.5	2.0 to 2.5	2.0 to 2.5
Risk-free interest rate	3.50% to 4.60%	2.97% to 4.41%	3.33%-3.50%
Volatility	43.10% to 46.73%	41.0% to 42.0%	40.6% to 41.2%
Dividend yield	—	—	—
Life of option	10 years	10 years	10 years

Schedule of option activities under the Option Plan

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		US$		US$

Outstanding, as of January 1, 2012	6,712,946	1.92	8.8years
Granted	1,571,000	2.36	—	—
Conversion to restricted shares	(3,688,250)	2.68	—	—
Cancellation and termination	(198,500)	1.49	—	—
Exercised	(144,124)	1.00	—	—
Outstanding, as of December 31, 2012	4,253,072	1.46	7.8 years	2,218
Vested and expected to vest as of December 31, 2012	3,391,103	1.48	7.8 years	1,743
Options exercisable at December 31,2012	1,169,857	1.22	7.4 years	788

Schedule of non-vested restricted shares activity

		Weighted-Average Grant Date
		Fair Value
		US$
Non-vested restricted shares outstanding at January 1, 2012	746,517	3.65
Granted	674,400	1.83
Granted to replace existing options	1,475,300	3.40
Vested	(416,467)	2.65
Cancellation and termination	(1,098,497)	2.62
Non-vested restricted shares outstanding at December 31, 2012	1,381,253	2.92

Organization and Principal Activities (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Aug. 14, 2007 USD ($)	Aug. 14, 2007 Founders item	Aug. 14, 2007 Certain minority shareholders	Aug. 14, 2007 Series A preferred shares	Sep. 26, 2007 Series A preferred shares Venture capital investors USD ($) item	Sep. 26, 2007 Series A preferred shares Venture capital investors CNY	Sep. 28, 2010 Ordinary shares	Jul. 14, 2007 Ordinary shares
Organization and Principal Activities
Authorized share capital (in dollars)			$ 120,000
Number of shares authorized			120,000,000
Par value (in dollars per share)			$ 0.001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000								96,000,000
Preferred stock, shares authorized						24,000,000
Ordinary shares, shares issued	104,404,831	103,844,239		53,200,000	2,800,000
Shares issued							24,000,000	24,000,000	23,000,000
Number of investors							2	2
Total consideration (in RMB/dollars)							$ 13,000	96,949
Stock issued as percentage of the total outstanding equity of the Company							30.00%	30.00%
Number of restaurants owned and operated				9

Organization and Principal Activities (Details 2)	Dec. 31, 2012
Country Style Cooking International Restaurant Chain Group Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Country Style Cooking (Chongqing) Investment Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Chongqing Xinghong Growing Rich Management Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Sichuan Country Style Cooking Restaurant Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Xi'an Country Style Cooking Restaurant Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Changsha Country Style Cooking Restaurant Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Shanghai Country Style Cooking Restaurant Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Guizhou Country Style Cooking Restaurant Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Beijing Country Style Cooking Restaurant Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Country (Chongqing) Commerce and Trading Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Yunnan Country Style Cooking Restaurant Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%

Summary of Significant Accounting Policies (Details)	12 Months Ended							0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 USD ($)	Jan. 02, 2011 Buildings Useful lives Previous estimate	Dec. 31, 2012 Buildings Useful lives Restatement adjustment USD ($)	Dec. 31, 2012 Buildings Useful lives Restatement adjustment CNY	Dec. 31, 2011 Buildings Useful lives Restatement adjustment CNY	Dec. 31, 2012 Buildings Maximum	Dec. 31, 2012 Equipment Minimum	Dec. 31, 2012 Equipment Maximum	Dec. 31, 2012 Office furniture and fixtures Minimum	Dec. 31, 2012 Office furniture and fixtures Maximum	Dec. 31, 2012 Leasehold improvements Maximum
Short-term Investments
Comprehensive income (loss)			$ 0
Property and Equipment
Useful life								20 years				40 years	3 years	5 years	3 years	5 years	5 years
Change in depreciation expense	(9,536,000)	(59,411,000)		(38,274,000)		(21,288,000)			400,000	2,649,000	1,612,000
Goodwill
Goodwill impairment charges	73,000	456,000	40,000	267,000	0		0
Impairment of Long-Lived Assets
Impairment loss on long-lived assets	2,218,000	13,820,000		6,396,000		2,087,000
Restaurant expenses
Restaurant staff catering and welfare expenses reclassified from food and paper and other restaurant operating expense to restaurant wages and related expenses		19,306,000		20,530,000		15,163,000
Segment Reporting
Number of reportable segments into which restaurants are aggregated	1	1
Number of geographical segments	0	0
Government Grants
Unrestricted government subsidies from local government agencies	3,400,000	21,164,000		5,936,000		5,347,000
Translation into United States Dollars
Translations of amounts from RMB into U.S. dollars at the rate of U.S. $1.00 to RMB		6.2301

Property and Equipment, Net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings CNY	Dec. 31, 2011 Buildings CNY	Dec. 31, 2012 Equipment CNY	Dec. 31, 2011 Equipment CNY	Dec. 31, 2012 Office furniture and fixtures CNY	Dec. 31, 2011 Office furniture and fixtures CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY
Property and Equipment, Net
Number of restaurants under construction	1	1
Cost:					136,886	101,104	123,082	101,526	24,942	14,239	178,979	131,343
Less: accumulated depreciation		(126,496)	(68,750)
Less: impairment of long lived assets		(13,195)	(3,366)
Construction in progress:		44,041	22,029
Property and equipment, net	59,106	368,239	298,125
Depreciation
Depreciation expense	$ 9,536	59,411	38,274	21,288

Goodwill (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended							24 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY item	Dec. 31, 2011 USD ($) item	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($) item	Dec. 31, 2009 USD ($) item	Dec. 31, 2008 item	Dec. 31, 2009
Goodwill
Number of restaurants purchased	0	0	0	0	0	8	24
Number of shares issued as consideration								2,800,000
Number of restaurants underperforming	1	1
Changes in the carrying amount of goodwill
Goodwill impairment	$ (73)	(456)	$ (40)	(267)	$ 0	$ 0

Impairment of Long-Lived Assets Charges (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Impairment of Long-Lived Assets Charges
Number of years of operating losses used as a primary indicator of potential impairment	1 year	1 year
Impairment of long-lived assets	$ 2,218	13,820	6,396	2,087

Other Current Liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other Current Liabilities
Payable for property and equipment		17,704	9,752
Accrued utility costs		6,904	6,198
Other taxes payable		10,356	10,247
Accrued professional fees		1,390	762
Advance receipts from depositary bank		471	471
Deferred Rent-current		1,441	758
Prepaid subscription-current		233	255
Outstanding Reimbursement		4,474	3,929
Other		3,654	2,406
Other current liabilities	$ 7,484	46,627	34,778

Leases (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Leases
Initial lease term					5 years	10 years
Deferred rent balance	23,482	16,368		$ 3,800
Security deposit balance for leases	19,758	18,295		3,200
Minimum rent commitments under non-cancelable operating leases
2013	116,212
2014	113,716
2015	109,000
2016	101,098
2017	80,042
Thereafter	115,784
Total minimum lease payments	635,852
Total rent expense on operating leases, including contingent rent
Minimum rent on real property	118,219	93,811	62,579
Contingent rent	5,330	4,213	2,790
Total	123,549	98,024	65,369

Income Taxes (Details)	12 Months Ended												3 Months Ended		12 Months Ended		120 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Hong Kong USD ($)	Dec. 31, 2011 Hong Kong USD ($)	Dec. 31, 2010 Hong Kong USD ($)	Dec. 31, 2012 Hong Kong Country Style Cooking International Restaurant Chain Group Ltd.	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2011 PRC USD ($)	Dec. 31, 2010 PRC USD ($)	Dec. 31, 2012 PRC Minimum CNY	Jun. 30, 2011 PRC Xinghong USD ($)	Jun. 30, 2011 PRC Xinghong CNY	Dec. 31, 2012 PRC Xinghong USD ($)	Dec. 31, 2012 PRC Xinghong CNY	Dec. 31, 2020 PRC Xinghong Subsequent tax period	Dec. 31, 2012 PRC Xinghong Income tax periods for fiscal years ended December 31, 2008 and 2010 USD ($)	Dec. 31, 2012 PRC Xinghong Income tax periods for fiscal years ended December 31, 2008 and 2010 CNY	Dec. 31, 2012 PRC Xinghong Income tax period for fiscal year ended December 31, 2009 USD ($)	Dec. 31, 2012 PRC Xinghong Income tax period for fiscal year ended December 31, 2009 CNY	Dec. 31, 2012 Cayman Islands USD ($)
Income Taxes
Withholding tax imposed upon payment of dividends																						$ 0
Statutory income tax rate (as a percent)								16.50%	25.00%
Adjustment to income tax liability for settlement of preferential tax rate																		(1,800,000)	(11,362,000)	1,000,000	6,406,000
Preferential income tax rate (as a percent)																	15.00%
One-time adjustment to EIT recognized due to the change in tax rate													2,800,000	17,769,000	(1,200,000)	(7,693,000)
Preferential income tax payment period															3 years	3 years
Statute of limitations period for underpayment of income taxes due to computational errors									3 years
Statute of limitations period under special circumstances									5 years
Underpayment of income tax liability specifically listed as a special circumstance for extended period of statute of limitations												100,000
Statute of limitations period for transfer pricing related adjustment									10 years
Statute of limitations for tax evasion									0 years
Interest and penalties associated with income tax expense									0	0	0
Withholding tax rate (as a percent)									10.00%
Current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income
Income tax benefit (expense), current		8,078,000	(42,467,000)	(16,597,000)
Income tax benefit, deferred		5,961,000	10,172,000	5,462,000
Change in valuation allowance		(7,261,000)	(5,600,000)	(3,416,000)
Total	$ 1,088,000	6,778,000	(37,895,000)	(14,551,000)	$ 0	$ 0	$ 0

Income Taxes (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets:
Net operating loss carry forward		13,667	9,191
Deferred rent		5,638	5,817
Accrued payroll and other expense		2,227	2,917
FA impairment		3,263	841
Other		264	331
Valuation allowance	(2,900)	(18,263)	(11,002)
Total deferred tax assets		6,796	8,095
Deferred tax assets are analyzed as:
Current	124	771	3,216
Non-current	967	6,025	4,879
Total deferred tax assets		6,796	8,095

Income Taxes (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Tax loss carry forwards	$ 8,800	54,667
Reconciliation of the PRC statutory tax rate to the effective tax rate
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Effect of different tax rate of Group entities operating in other jurisdictions or under different tax status (as a percent)	7.10%	7.10%	15.00%	1.30%
Tax effect of non-deductible expenses, net (as a percent)	1.00%	1.00%	6.50%	(0.30%)
Effect of tax holidays (as a percent)	(17.40%)	(17.40%)		(11.70%)
Effect of change in valuation allowance (as a percent)	11.30%	11.30%	18.10%	4.40%
One time tax levy (as a percent)	(37.00%)	(37.00%)	57.40%
Others (as a percent)	0.20%	0.20%	0.50%	0.10%
Effective EIT rate (as a percent)	(9.80%)	(9.80%)	122.50%	18.80%

Income Taxes (Details 4) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Income Taxes
The aggregate amount effect	12,020	9,031
Per share effect, basic
Income Taxes
Per share effect - basic and diluted (in RMB per share)	0.12	0.11
Per share effect, diluted
Income Taxes
Per share effect - basic and diluted (in RMB per share)	0.11	0.1

Related Party Transactions and Balances (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Founders CNY	Dec. 31, 2011 Founders CNY	Dec. 31, 2010 Founders CNY	Dec. 31, 2012 Shareholders and key management personnel CNY	Dec. 31, 2011 Shareholders and key management personnel CNY
Related Party Transactions and Balances
Rental expenses	123,549	98,024	65,369		1,040	960	960
Amounts due from related parties		100							100
Amounts due to related parties	25			$ 4	25			25

Preferred shares (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Sep. 26, 2007 Series A preferred shares CNY	Sep. 26, 2007 Series A preferred shares Venture capital investors USD ($) item	Sep. 26, 2007 Series A preferred shares Venture capital investors CNY	Sep. 26, 2007 Series A preferred shares Venture capital investors SIG	Sep. 26, 2007 Series A preferred shares Venture capital investors Sequoia	Sep. 28, 2010 Ordinary shares
Preferred shares
Shares issued				24,000,000	24,000,000	12,000,000	12,000,000	23,000,000
Number of investors				2	2
Consideration per share (in dollars per share)				$ 0.5417
Total consideration				$ 13,000	96,949
Percentage of total outstanding equity sold				30.00%	30.00%
Shares converted								24,000,000
Issuance costs	891	16,905	666

Mainland China Contribution Plan And Profit Appropriation (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Mainland China Contribution Plan And Profit Appropriation
Total accumulated monthly contributions for employee benefit plan	$ 7,200,000	44,596,000	39,347,000	30,528,000
Ongoing obligations to the employees subsequent to the contributions to the PRC plan		0

Restricted Net Assets (Details) (PRC subsidiaries) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Restricted Net Assets
Allocation of after-tax profits to general reserve fund, percentage	10.00%	10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%	50.00%
Reserve funds	$ 7,800	48,673	36,390
Amount of restricted share capital of subsidiaries	$ 96,900	603,466

Dividend and Distributions (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend and Distributions
Dividend declared	$ 0	$ 0	$ 0

Net Income (loss) Per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Basic net income (loss) per share:
Consolidated net income (loss)	$ 12,140	75,636	(6,950)	62,810
Less: Amounts allocated to preferred shares for participating rights to dividends				(12,987)
Net income (loss) attributable to shareholders	12,140	75,636	(6,950)	49,823
Weighted average ordinary shares outstanding - basic	104,115,531	104,115,531	103,584,016	68,124,712
Net income (loss) per share - basic (in RMB per share)	$ 0.12	0.73	(0.07)	0.73
Diluted net income (loss) per share:
Net income (loss) attributable to ordinary shareholders - basic, net	12,140	75,636	(6,950)	49,823
Net income (loss) attributable to ordinary shareholders - diluted		75,636	(6,950)	49,823
Weighted average ordinary shares outstanding - basic	104,115,531	104,115,531	103,584,016	68,124,712
Options (in shares)	924,879	924,879		2,379,082
Weighted average ordinary shares outstanding - diluted	105,040,410	105,040,410	103,584,016	70,503,794
Net income (loss) per share - diluted (in RMB per share)	$ 0.12	0.72	(0.07)	0.71

Net Income (loss) Per Share (Details 2) (Shares issuable upon the assumed exercise of options or vesting of restricted shares)	12 Months Ended
Dec. 31, 2011
Shares issuable upon the assumed exercise of options or vesting of restricted shares
Net Income (loss) Per Share
Securities not included in the computation of diluted earnings per share as their effects would have been anti-dilutive (in shares)	7,459,463

Share-based Compensation (Details) (Options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2011
Options
Share-based Compensation
Shares authorized	10,000,000		7,720,000
Requisite service period	5 years
Contractual term	10 years
Vesting period	5 years
Percentage of awards vesting on the first anniversary	20.00%
Percentage of awards vesting ratably over the remaining period	80.00%
Vesting period of remaining awards	48 months
Options outstanding (in shares)	4,253,072	6,712,946
Non-vested restricted shares outstanding (in shares)	1,381,253
Ordinary shares available for future grants	2,960,844

Share-based Compensation (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation
Share-based compensation	15,700	15,818	5,720
Restaurant wages and related expenses
Share-based Compensation
Share-based compensation	3,928	3,351	1,498
Selling, general and administrative
Share-based Compensation
Share-based compensation	11,772	12,467	4,222

Share-based Compensation (Details 3) In Thousands, except Share data, unless otherwise specified	12 Months Ended														0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Options USD ($)	Dec. 31, 2012 Options CNY	Dec. 31, 2011 Options CNY	Dec. 31, 2010 Options CNY	Dec. 31, 2012 Options Minimum	Dec. 31, 2011 Options Minimum	Dec. 31, 2010 Options Minimum	Dec. 31, 2012 Options Maximum	Dec. 31, 2011 Options Maximum	Dec. 31, 2010 Options Maximum	Jan. 11, 2012 Non-vested restricted shares	Dec. 31, 2012 Non-vested restricted shares USD ($)	Dec. 31, 2012 Non-vested restricted shares CNY	Dec. 31, 2011 Non-vested restricted shares CNY	Dec. 31, 2010 Non-vested restricted shares CNY
Significant assumptions used in estimating fair values of stock options
Suboptimal exercise factor								0.025	0.02	0.02		0.025	0.025
Risk-free interest rate (as a percent)									3.33%	2.97%	3.50%	3.50%	4.41%	4.60%
Volatility (as a percent)									40.60%	41.00%	43.10%	41.20%	42.00%	46.73%
Life of option					10 years	10 years	10 years	10 years
Weighted-average grant date fair value (in RMB / dollars per share)	$ 1.19	7.4	10.36	7.97
Summary of option activities
Outstanding at the beginning of the period (in shares)					6,712,946	6,712,946
Granted (in shares)					1,571,000	1,571,000
Conversion to restricted shares (in shares)					(3,688,250)	(3,688,250)
Cancellation and termination (in shares)					(198,500)	(198,500)
Exercised (in shares)					(144,124)	(144,124)
Outstanding at the end of the period (in shares)					4,253,072	4,253,072
Vested and expected to vest at the end of the period (in shares)					3,391,103	3,391,103
Options exercisable at the end of the period (in shares)					1,169,857	1,169,857
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)					$ 1.92
Granted (in dollars per share)					$ 2.36
Conversion to restricted shares (in dollars per share)					$ 2.68
Cancellation and termination (in dollars per share)					$ 1.49
Exercised (in dollars per share)					$ 1
Outstanding at the end of the period (in dollars per share)					$ 1.46
Vested and expected to vest at the end of the period (in dollars per share)					$ 1.48
Options exercisable at the end of the period (in dollars per share)					$ 1.22
Weighted Average Remaining Contractual Term
Outstanding at the beginning of the period					7 years 9 months 18 days	7 years 9 months 18 days	8 years 9 months 18 days
Outstanding at the end of the period					7 years 9 months 18 days	7 years 9 months 18 days	8 years 9 months 18 days
Vested and expected to vest at the end of the period					7 years 9 months 18 days	7 years 9 months 18 days
Options exercisable at the end of the period					7 years 4 months 24 days	7 years 4 months 24 days
Aggregate Intrinsic Value of Options
Outstanding at the end of the period (in dollars)					$ 2,218
Vested and expected to vest at the end of the period (in dollars)					1,743
Options exercisable at the end of the period (in dollars)					788
Additional disclosures
Unrecognized compensation expense related to unvested share-based compensation arrangements (in dollars)					2,600	16,013										2,600	15,890
Weighted-average period for recognition of unrecognized compensation expense					1 year 4 months 20 days	1 year 4 months 20 days										1 year 8 months 23 days	1 year 8 months 23 days
Total intrinsic value of options exercised (in dollars)					100	928	7,710
Fair value of shares vested (in dollars)																$ 800	4,765	9,022	3,046
Summary of non-vested restricted shares activity
Non-vested restricted shares outstanding at the beginning of the period (in shares)																746,517	746,517
Granted (in shares)															1,475,300	674,400	674,400
Granted to replace existing options (in shares)																1,475,300	1,475,300
Vested (in shares)																(416,467)	(416,467)
Cancellation and termination (in shares)																(1,098,497)	(1,098,497)
Non-vested restricted shares outstanding at the end of the period (in shares)					1,381,253	1,381,253										1,381,253	1,381,253
Weighted-Average Grant Date Fair Value
Non-vested restricted shares outstanding at the beginning of the period (in dollars per share)																$ 3.65
Granted (in dollars per share)																$ 1.83
Granted to replace existing options (in dollars per share)																$ 3.4
Vested (in dollars per share)																$ 2.65
Cancellation and termination (in dollars per share)																$ 2.62
Non-vested restricted shares outstanding at the end of the period (in dollars per share)																$ 2.92

Subsequent Events (Details) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2012 Options	Jan. 11, 2012 Restricted Stock	Dec. 31, 2012 Restricted Stock	Jan. 11, 2013 Subsequent Event Options	Mar. 31, 2013 Subsequent Event Options	Jan. 11, 2013 Subsequent Event Restricted Stock	Mar. 31, 2013 Subsequent Event ADS
Subsequent Event.
Granted (in shares)	1,571,000				435,000		108,750
Number of share options granted in 2012 replaced by restricted shares during the period				1,446,000
Granted (in dollars per share)	$ 2.36				$ 1.6775
Vesting period	5 years				2 years
Granted (in shares)		1,475,300	674,400			578,400

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 PARENT COMPANY CNY	Dec. 31, 2011 PARENT COMPANY CNY	Dec. 31, 2010 PARENT COMPANY CNY	Dec. 31, 2009 PARENT COMPANY CNY
ASSETS
Cash and cash equivalents	$ 36,816	229,367	$ 52,575	327,546	612,583	70,695	28,171	32,617	241	100
Due from subsidiaries							2,915	1,438
Prepaid expenses and other current assets	3,506	21,837		15,078			1,177	1,874
Investment in subsidiaries							851,677	757,465
Total assets	164,640	1,025,719		920,774			883,940	793,394
LIABILITIES AND EQUITY
Due to subsidiaries							8,322	8,368
Prepaid subscription	25	158		391			391	646
Accrued expenses							3,932	5,302
Total liabilities	24,974	155,591		142,870			12,645	14,316
Equity:
Ordinary shares, par value $0.001, 1,000,000,000 shares authorized, 103,844,239 and 104,404,831 shares issued and outstanding as of December 31, 2011 and 2012, respectively	120	745		741			745	741
Additional paid-in capital	115,510	719,641		702,995			719,641	702,995
Retained earnings	25,372	158,068		82,432			158,068	82,432
Accumulated other comprehensive loss	(1,336)	(8,326)		(8,264)			(7,159)	(7,090)
Total equity	139,666	870,128		777,904	766,092	30,818	871,295	779,078
Total liabilities and equity	$ 164,640	1,025,719		920,774			883,940	793,394

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF PARENT
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares authorized	1,000,000,000	1,000,000,000
Ordinary shares issued	104,404,831	103,844,239
Ordinary shares, shares outstanding	104,404,831	103,844,239
PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares authorized	1,000,000,000	1,000,000,000
Ordinary shares issued	104,404,831	103,844,239
Ordinary shares, shares outstanding	104,404,831	103,844,239

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PARENT COMPANY CNY	Dec. 31, 2011 PARENT COMPANY CNY	Dec. 31, 2010 PARENT COMPANY CNY
CONDENSED FINANCIAL INFORMATION OF PARENT
Operating costs and expenses					(19,505)	(19,685)	(6,441)
Income from operations	4,395	27,381	19,782	69,718	(19,505)	(19,685)	(6,441)
Other income	3,179	19,808	9,403	6,893	472	1,127	1,899
Equity in earnings of subsidiaries					94,669	11,608	67,352
Net income (loss)	$ 12,140	75,636	(6,950)	62,810	75,636	(6,950)	62,810

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PARENT COMPANY CNY	Dec. 31, 2011 PARENT COMPANY CNY	Dec. 31, 2010 PARENT COMPANY CNY
Cash flows provided from operating activities:
Net income (loss)	$ 12,140	75,636	(6,950)	62,810	75,636	(6,950)	62,810
Equity in earnings of subsidiaries					(94,669)	(11,608)	(67,352)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation	2,520	15,700	15,818	5,720	15,700	15,818	5,720
Decrease (Increase) in due from subsidiaries					(1,477)	30,747	(32,156)
Increase (Decrease) in due to subsidiaries					(46)	46	8,146
Decrease (Increase) in prepaid expenses and other current assets	(1,085)	(6,759)	1,077	(9,253)	697	2,117	(2,091)
Increase (Decrease) in accrued liabilities					(1,368)	1,124	1,874
Net cash provided by operating activities	27,886	173,730	62,586	89,798	(5,527)	31,294	(23,049)
Cash flows from investing activities:
Investment in subsidiaries							(546,606)
Net cash used in investing activities	(43,746)	(272,540)	(348,133)	(116,792)			(546,606)
Cash flows from financing activities:
Dividend paid to Series A				(3,946)			(3,946)
Proceeds from early exercise of employee stock options	111	693	3,085	2,833	693	3,085	2,833
Proceeds from issuance of ordinary shares				589,672			589,672
Ordinary share issuance costs			(891)	(16,905)		(891)	(16,905)
Net cash provided by financing activities:	111	693	2,194	571,654	693	2,194	571,654
Effect of exchange rate change	(10)	(62)	(1,684)	(2,772)	388	(1,112)	(1,858)
Net increase (decrease) in cash and cash equivalents	(15,759)	(98,179)	(285,037)	541,888	(4,446)	32,376	141
Cash and cash equivalents, beginning of year	52,575	327,546	612,583	70,695	32,617	241	100
Cash and cash equivalents, end of year	$ 36,816	229,367	327,546	612,583	28,171	32,617	241

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE (Details 5) (PARENT COMPANY)	Dec. 31, 2012
PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT
Threshold percentage of restricted net assets for disclosure of condensed financial information	25.00%